Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Barclays Capital Inc.
BofA Securities, Inc.
Goldman Sachs & Co. LLC
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2023-C – Data Files Procedures

We have performed the procedures described below on the specified attributes in

(i)
an electronic data file entitled “SMB_2023-C___External_Unmasked_650m.xlsx.zip” provided by the Bank on July 10, 2023, containing information on 46,671 student loans (the “Student Loans”) as of July 5, 2023 (the “Initial Data File”), and

(ii)
an electronic data file entitled “SMB_2023-C_Recent_FICO.xlsx.zip” provided by the Bank on July 25, 2023 containing FICO score information on the Student Loans as of July 7, 2023 (the “Supplemental Data File”, together with the Initial Data File, the “Data Files”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2023-C. The Bank is responsible for the specified attributes identified by the Bank in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Sources” means the following information provided by the Bank:

–	Branch Categorization Screen within the ATLAS System;

–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system.  We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Bank to perform and the associated findings are as follows:

A.
We randomly selected a sample of Student Loans from the Initial Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data Files to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions

Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

Original Principal Balance	–	“TLDSBAMT” field in the “OTHER” option on #HDI Screen,

	–	sum of “LOAN DISBURSEMENT” amounts on #CSS Screen,

	–	“FINANCIAL INSTITUTION” field on #NM CC Screen, and

	–	Instructions

2

Attributes	Sources / Instructions

Current Principal Balance	–	“TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field, in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,

	–	“EFF-DT” field on #CPH Screen,

	–	total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,

–
accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,

	–	"CUR BAL" field on #BS Screen, and

	–	Instructions

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions

Current Status End Date	–	“CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,

	–	“CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,

	–	“METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

	–	notation of status change on #CIS Screen or #EDH Screen, and

	–	Instructions

Remaining Term	–	“CURR LOAN STAT” field on #EDH Screen,

	–	“MISC FIELD 2” field on #BS3 Screen,

	–	“#9” field on #NM CC Screen,

	–	“CYCLE DATE” field on #CSS Screen,

	–	“MATURITY DT” field on #EDH Screen,

	–	“METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,

	–	“DUE DATE” field on #CSS Screen, and

	–	Instructions

Repayment Schedule Type	–	“MISC FIELD 2” field on #BS3 Screen,

	–	“CYCLE DATE” field on #CSS Screen,

	–	“RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and

	–	Instructions

3

Attributes	Sources / Instructions

Interest Rate	–	“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,

	–	“DAYS1” field on #ED2 Screen,

	–	“CYCLE DATE” field on #CSS Screen,

	–	“PER DAY INTEREST” field on #CPO Screen

	–	“ACCOUNT BALANCE” field on #CSS Screen,

	–	“VAR CASH SET1” field on #CP2 Screen

	–	“ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen,

	–	“DDD_RATE” field on #HDI Screen, and

	–	Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 46,671 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

4

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
July 26, 2023

5

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2023C001	51	2023C051	101	2023C101	151	2023C151
2	2023C002	52	2023C052	102	2023C102	152	2023C152
3	2023C003	53	2023C053	103	2023C103	153	2023C153
4	2023C004	54	2023C054	104	2023C104	154	2023C154
5	2023C005	55	2023C055	105	2023C105	155	2023C155
6	2023C006	56	2023C056	106	2023C106	156	2023C156
7	2023C007	57	2023C057	107	2023C107	157	2023C157
8	2023C008	58	2023C058	108	2023C108	158	2023C158
9	2023C009	59	2023C059	109	2023C109	159	2023C159
10	2023C010	60	2023C060	110	2023C110	160	2023C160
11	2023C011	61	2023C061	111	2023C111	161	2023C161
12	2023C012	62	2023C062	112	2023C112	162	2023C162
13	2023C013	63	2023C063	113	2023C113	163	2023C163
14	2023C014	64	2023C064	114	2023C114	164	2023C164
15	2023C015	65	2023C065	115	2023C115	165	2023C165
16	2023C016	66	2023C066	116	2023C116	166	2023C166
17	2023C017	67	2023C067	117	2023C117	167	2023C167
18	2023C018	68	2023C068	118	2023C118	168	2023C168
19	2023C019	69	2023C069	119	2023C119	169	2023C169
20	2023C020	70	2023C070	120	2023C120	170	2023C170
21	2023C021	71	2023C071	121	2023C121	171	2023C171
22	2023C022	72	2023C072	122	2023C122	172	2023C172
23	2023C023	73	2023C073	123	2023C123	173	2023C173
24	2023C024	74	2023C074	124	2023C124	174	2023C174
25	2023C025	75	2023C075	125	2023C125	175	2023C175
26	2023C026	76	2023C076	126	2023C126	176	2023C176
27	2023C027	77	2023C077	127	2023C127	177	2023C177
28	2023C028	78	2023C078	128	2023C128	178	2023C178
29	2023C029	79	2023C079	129	2023C129	179	2023C179
30	2023C030	80	2023C080	130	2023C130	180	2023C180
31	2023C031	81	2023C081	131	2023C131	181	2023C181
32	2023C032	82	2023C082	132	2023C132	182	2023C182
33	2023C033	83	2023C083	133	2023C133	183	2023C183
34	2023C034	84	2023C084	134	2023C134	184	2023C184
35	2023C035	85	2023C085	135	2023C135	185	2023C185
36	2023C036	86	2023C086	136	2023C136	186	2023C186
37	2023C037	87	2023C087	137	2023C137	187	2023C187
38	2023C038	88	2023C088	138	2023C138	188	2023C188
39	2023C039	89	2023C089	139	2023C139	189	2023C189
40	2023C040	90	2023C090	140	2023C140	190	2023C190
41	2023C041	91	2023C091	141	2023C141	191	2023C191
42	2023C042	92	2023C092	142	2023C142	192	2023C192
43	2023C043	93	2023C093	143	2023C143	193	2023C193
44	2023C044	94	2023C094	144	2023C144	194	2023C194
45	2023C045	95	2023C095	145	2023C145	195	2023C195
46	2023C046	96	2023C096	146	2023C146	196	2023C196
47	2023C047	97	2023C097	147	2023C147	197	2023C197
48	2023C048	98	2023C098	148	2023C148	198	2023C198
49	2023C049	99	2023C099	149	2023C149	199	2023C199
50	2023C050	100	2023C100	150	2023C150	200	2023C200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

201	2023C201	242	2023C242	283	2023C283	324	2023C324
202	2023C202	243	2023C243	284	2023C284	325	2023C325
203	2023C203	244	2023C244	285	2023C285	326	2023C326
204	2023C204	245	2023C245	286	2023C286	327	2023C327
205	2023C205	246	2023C246	287	2023C287	328	2023C328
206	2023C206	247	2023C247	288	2023C288	329	2023C329
207	2023C207	248	2023C248	289	2023C289	330	2023C330
208	2023C208	249	2023C249	290	2023C290	331	2023C331
209	2023C209	250	2023C250	291	2023C291	332	2023C332
210	2023C210	251	2023C251	292	2023C292	333	2023C333
211	2023C211	252	2023C252	293	2023C293	334	2023C334
212	2023C212	253	2023C253	294	2023C294	335	2023C335
213	2023C213	254	2023C254	295	2023C295	336	2023C336
214	2023C214	255	2023C255	296	2023C296	337	2023C337
215	2023C215	256	2023C256	297	2023C297	338	2023C338
216	2023C216	257	2023C257	298	2023C298	339	2023C339
217	2023C217	258	2023C258	299	2023C299	340	2023C340
218	2023C218	259	2023C259	300	2023C300	341	2023C341
219	2023C219	260	2023C260	301	2023C301	342	2023C342
220	2023C220	261	2023C261	302	2023C302	343	2023C343
221	2023C221	262	2023C262	303	2023C303	344	2023C344
222	2023C222	263	2023C263	304	2023C304	345	2023C345
223	2023C223	264	2023C264	305	2023C305	346	2023C346
224	2023C224	265	2023C265	306	2023C306	347	2023C347
225	2023C225	266	2023C266	307	2023C307	348	2023C348
226	2023C226	267	2023C267	308	2023C308	349	2023C349
227	2023C227	268	2023C268	309	2023C309	350	2023C350
228	2023C228	269	2023C269	310	2023C310	351	2023C351
229	2023C229	270	2023C270	311	2023C311	352	2023C352
230	2023C230	271	2023C271	312	2023C312	353	2023C353
231	2023C231	272	2023C272	313	2023C313	354	2023C354
232	2023C232	273	2023C273	314	2023C314	355	2023C355
233	2023C233	274	2023C274	315	2023C315	356	2023C356
234	2023C234	275	2023C275	316	2023C316	357	2023C357
235	2023C235	276	2023C276	317	2023C317	358	2023C358
236	2023C236	277	2023C277	318	2023C318	359	2023C359
237	2023C237	278	2023C278	319	2023C319	360	2023C360
238	2023C238	279	2023C279	320	2023C320
239	2023C239	280	2023C280	321	2023C321
240	2023C240	281	2023C281	322	2023C322
241	2023C241	282	2023C282	323	2023C323

Note: The Bank has assigned a unique Student Loan number to each Student Loan in the Data Files. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Number.

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note	(i)	Compare the Social Security Number in the “Borrower SSN” field in the Data Files to the Social Security Number on the Promissory Note,
	(ii)	Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data Files to the Loan Amount on the Promissory Note, and
	(iii)	Observe Signature(s) on the Promissory Note.
In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data Files, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data Files, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data Files.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance	Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data Files to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.
In the event the Original Principal Balance in the Data Files did not agree,
	(i)	for Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or
	(ii)	for Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.
Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data Files to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

	a)	Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on

Attribute	Instructions
the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;
1)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2023 calendar year); and,

2)
In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)
In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

c)
In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.

d)
In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.

e)
In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the

Attribute	Instructions
“CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.
f)
In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data Files to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen.

	g)	In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:
1)
Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 (i.e., the total number of days in the 2023 calendar year); and,

		2)	Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen.
		3)	Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any.
		4)	Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen
Loan Status	Compare Loan Status in the “Payment Loan Status” field in the Data Files as follows:
a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;

	b)	If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,
	c)	Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.
d)
In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Attribute	Instructions
Current Status End Date	Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:
a)
If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;

	c)	If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”
(i)
If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

		(ii)	If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date.
d)
If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)
In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data Files, calculate the Recomputed Current Status End Date as follows:

(i)
dentify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)
If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Attribute	Instructions
Remaining Term	Compare Remaining Term to the “Total Repayment Term” field in the Data Files or recompute Remaining Term (“Recomputed Remaining Term”) as follows:
a)
If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,

c)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type	Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data Files as follows:
a)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

	c)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions
“RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”
d)
If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

	e)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”
	f)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”
	g)	If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” and,
h)
If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate	Compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT RT” field on the #EDH Screen.
In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:
	a)	Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;
b)
If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT 1%” field on the #ED2 Screen;

	c)	If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data Files to the “INT 2%” field on the #ED2 Screen.
	d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:
(i) divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

Attribute	Instructions
		(ii)	add 0.0000099 and truncate to five decimals
		(iii)	multiply by 365 (i.e., the total number of days in the 2023 calendar year), and
		(iv)	round the value to the nearest 0.125 percent.
e)
In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

f)
In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data Files into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

b)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

e)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”

Attribute	Instructions
f)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;”

g)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data Files, respectively, to the corresponding information derived based on the instructions above.